Pension and Severance Benefits (Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Domestic Plans
Weighted Average Assumptions Used in Calculating Projected Benefit Obligation
Discount rate	3.50%	4.25%
Rate of compensation increase	5.00%	5.00%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	4.25%	5.00%
Rate of compensation increase	5.00%	5.00%
Long-term rate of return on plan assets	8.00%	8.00%
Foreign Plans
Weighted Average Assumptions Used in Calculating Projected Benefit Obligation
Discount rate	6.75%	6.75%
Rate of compensation increase	5.00%	5.00%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	6.75%	8.00%
Rate of compensation increase	5.00%	5.00%
Long-term rate of return on plan assets	1.00%	1.00%